Segment information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segments	3
Number of reportable segments	2
Revenues (excluding gain on sale of drilling units)	$ 4,997	$ 5,282	$ 4,478
Depreciation and amortization	693	711	615
Operating Income - net income [Abstract]
Operating income	2,279	2,098	1,791
Unallocated items [Abstract]
Total financial items and other	1,827	842	(354)
Income tax expense	(19)	(154)	(232)
Net income	4,087	2,786	1,205
Total Drilling Units and Newbuildings	17,175	20,612
Assets held for sale	1,239	0
Investment in associated companies	2,898	140
Marketable securities	751	1,082
Goodwill	604	1,200	1,320
Cash and restricted cash	1,280	1,062
Other assets	2,559	2,204
Total assets	26,506	26,300
Capital expenditures - fixed assets	3,103	4,699	1,690
Floaters
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	3,360	3,698	2,859
Depreciation and amortization	508	531	412
Operating Income - net income [Abstract]
Operating income	1,992	1,472	1,250
Unallocated items [Abstract]
Total Drilling Units and Newbuildings	12,849	15,459
Goodwill	604	890
Capital expenditures - fixed assets	2,327	3,178	1,342
Jack up Rigs
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	1,478	1,175	861
Depreciation and amortization	185	163	146
Operating Income - net income [Abstract]
Operating income	275	450	225
Unallocated items [Abstract]
Total Drilling Units and Newbuildings	4,326	4,699
Goodwill	0	281
Capital expenditures - fixed assets	776	1,371	150
Tender Rigs
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0	382	758
Depreciation and amortization	0	17	57
Operating Income - net income [Abstract]
Operating income	0	176	316
Unallocated items [Abstract]
Total Drilling Units and Newbuildings	0	454
Goodwill	0	29
Capital expenditures - fixed assets	0	150	198
Other Rigs
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	159	27	0
Depreciation and amortization	0	0	0
Operating Income - net income [Abstract]
Operating income	$ 12	$ 0	$ 0